Investment Held in Trust Account (Tables)	6 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of carrying value, excluding gross unrealized losses and fair value of held to maturity securities
	Carrying Value as of December 31, 2020	Gross Unrealized Losses	Fair Value as of December 31, 2020
Mutual Funds	$29,851	$—	$29,851
U.S. Treasury Securities	99,986,310	(3,310)	99,983,000
	$100,016,161	$(3,310)	$100,012,851